Commitments and contingencies (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and contingencies [Abstract]
Total office rental expenses	¥ 53,674	¥ 28,144	¥ 19,423
Outstanding capital commitments	55,784
Copyright infringement claim [Member] | NetEase [Member]
Litigation [Line Items]
Amount of potential damages sought	¥ 100,000